NATURE OF OPERATIONS AND GOING CONCERN	12 Months Ended
Dec. 31, 2022
NATURE OF OPERATIONS AND GOING CONCERN
NATURE OF OPERATIONS AND GOING CONCERN
1.	NATURE OF OPERATIONS AND GOING CONCERN

New Found Gold Corp. (the “Company”) was incorporated on January 6, 2016, under the Business Corporations Act in the Province of Ontario. On June 23, 2020, the Company continued as a British Columbia corporation under the Business Corporations Act in the Province of British Columbia. The Company’s registered office is located at Suite 2600 – 595 Burrard Street, Vancouver, British Columbia V7X 1L3.

The Company is a mineral exploration company engaged in the acquisition, exploration and evaluation of resource properties with a focus on gold properties located in the Provinces of Newfoundland and Labrador and Ontario, Canada. The Company’s exploration and evaluation assets presently have no proven or probable reserves, and on the basis of information to date, it has not yet determined whether these properties contain economically recoverable resources. The recoverability of amounts shown for exploration and evaluation assets are dependent upon the existence of economically recoverable reserves, the ability of the Company to obtain necessary financing to complete the development of those reserves and upon future profitable production.

These financial statements have been prepared assuming the Company will continue on a going-concern basis and do not include adjustments to amounts and classifications of assets and liabilities that might be necessary should the Company be unable to continue operations. The ability of the Company to continue as a going concern depends upon its ability to develop profitable operations and to continue to raise adequate financing. As at December 31 2022, the Company had an accumulated deficit of $179,605,315, shareholders’ equity of $83,473,900. In addition, the Company has working capital of $67,187,957, consisting primarily of cash, and negative cash flow from operating activities of $74,380,497. Management is actively targeting sources of additional financing through alliances with financial, exploration and mining entities, or other business and financial transactions which would assure continuation of the Company’s operations and exploration programs. In order for the Company to meet its liabilities as they come due and to continue its operations, the Company is solely dependent upon its ability to generate such financing. These items may cast a significant doubt on the company’s ability to continue as a going concern.

In March 2020, the COVID-19 pandemic has caused significant financial market and social dislocation. The situation is dynamic with various cities and countries around the world responding in different ways to address the outbreak. In late February 2022, Russia launched a large scale military attack on Ukraine. The invasion significantly amplified already existing geopolitical tensions among Russia, Ukraine, Europe, NATO and the West, including Canada. Consequently, the Company has limited access to capital and financing which is the primary source of cash for the Company. While the Company continues to monitor the investment portfolio and assess the impact that these events will have on its business activities, the extent of the effect of these events on the Company’s future activities is uncertain.

These financial statements were approved by the Board of Directors of the Company on March 30, 2023.